N-4	Jul. 26, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 26, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Initial Class	0.66%	-34.63%	5.98%	10.78%
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Initial Class	0.65%	-0.62%	7.09%	9.96%
Capital appreciation.	Fidelity® VIP Financials Portfolio – Initial Class	0.65%	-8.33%	6.85%	11.10%
Capital appreciation.	Fidelity® VIP Technology Portfolio – Initial Class	0.63%	-35.86%	13.65%	17.08%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Initial Class	0.66%	-34.63%	5.98%	10.78%
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Initial Class	0.65%	-0.62%	7.09%	9.96%
Capital appreciation.	Fidelity® VIP Financials Portfolio – Initial Class	0.65%	-8.33%	6.85%	11.10%
Capital appreciation.	Fidelity® VIP Technology Portfolio – Initial Class	0.63%	-35.86%	13.65%	17.08%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Fidelity® VIP Consumer Discretionary Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Discretionary Portfolio – Initial Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(34.63%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	10.78%
Fidelity® VIP Consumer Staples Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples Portfolio – Initial Class
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(0.62%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Fidelity® VIP Financials Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Financials Portfolio – Initial Class
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(8.33%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Fidelity® VIP Technology Portfolio – Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio – Initial Class
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(35.86%)
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	17.08%
First Trust Capital Strength Hedged Equity Portfolio – Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio – Class I
Current Expenses [Percent]	1.25%